Environmental rehabilitation obligation and other provisions - Other provisions (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in other provisions [abstract]
Balance at beginning of the year	R 1,982	R 117	R 117
Onerous contract provision recognised	200	1,865	0
Finance expense	58	0	0
Change in onerous contract provision recognised through profit or loss	(1,017)	0	0
Payments made - cash	(665)	0	0
Foreign currency translation	(114)	0	0
Balance at end of the year	444	1,982	117
Onerous contracts provision	327	1,865	0
Other	117	117	117
Other provisions	444	1,982	117
Reconciliation of the non-current and current portion of other provisions:
Other provisions	444	1,982	117
Current portion of other provisions	(327)	(832)	0
Non-current portion of other provisions	117	R 1,150	R 117
Sandouville nickel refinery
Reconciliation of changes in other provisions [abstract]
Onerous contracts provision	121
Onerous contract provision
Reconciliation of changes in other provisions [abstract]
Onerous contract provision recognised	R 1,865
Reconciliation of the non-current and current portion of other provisions:
Discount rate	5.75%